Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 29,732	$ 27,567
Prepayments	3,896	7,023
VAT receivable	1,142	1,928
Grant income receivable	306	547
Other assets	247	279
Lease deposit	24
Other receivables	554	482
Total prepaid expenses and other assets, current	$ 35,901	$ 37,826